Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Detailed Information about Prepaid Expenses

	2023	2022
Prepaid taxes	$20,521	$25,385
Prepaid commissions	3,489	3,936
Prepaid insurance	416	446
Prepaid to supplier	29,842	30,325
	$54,268	$60,092
Current	44,635	52,322
Non-current	9,633	7,770
	$54,268	$60,092